Expense Example {- Fidelity® Puritan® Fund} - 08.31 Fidelity Puritan Fund K PRO-08 - Fidelity® Puritan® Fund - Fidelity Puritan Fund-Class K	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555